Severance, acquisition and other costs (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Severance, Acquisition and Other Costs

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
Severance	(46)	(14)	(48)	(245)
Acquisition and other	(4)	(27)	4	(43)
Total severance, acquisition and other costs	(50)	(41)	(44)	(288)